Expense Example {- Telecommunications Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-15 - Telecommunications Portfolio - Telecommunications Portfolio	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002